Stock-based Compensation (Roll-forward of MUAH's Restricted Stock Units under MUAH Plan) (Detail) - MUAH Plan [Member] - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-based Compensation [Line Items]
Activity during fiscal year, Granted, Weighted-average grant date fair value		$ 6.53	$ 4.63
MUAH [Member]
Stock-based Compensation [Line Items]
Units outstanding, Nonvested, Beginning of fiscal year, Number of shares/units	27,838,414
Activity during fiscal year, Granted, Number of units	14,667,730
Activity during fiscal year, Vested, Number of units	(13,198,540)
Activity during fiscal year, Forfeited, Number of units	(864,534)
Units outstanding, Nonvested, End of fiscal year, Number of shares/units	28,443,070	27,838,414
Units outstanding, Nonvested, Beginning of fiscal year, Weighted-average grant date fair value	$ 5.86
Activity during fiscal year, Granted, Weighted-average grant date fair value	5.89
Activity during fiscal year, Vested, Weighted-average grant date fair value	5.88
Activity during fiscal year, Forfeited, Weighted-average grant date fair value	5.97
Units outstanding, Nonvested, End of fiscal year, Weighted-average grant date fair value	$ 5.86	$ 5.86